Earnings / (Loss) Per Share (EPS) (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Compensation Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive non-vested share awards and warrants	2,800	9,780	10,110
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive non-vested share awards and warrants	149,617	149,617	149,617